Total
Cambria Superinvestors ETF
Cambria Superinvestors ETF
Investment Objective
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Cambria Superinvestors ETF Cambria Superinvestors ETF
Management Fee:	0.59%	[1]
Distribution and/or Service (12b-1) Fees:	none
Other Expenses:	none	[2]
Total Annual Fund Operating Expenses:	0.59%
[1]	Pursuant to the Fund’s investment advisory agreement, the Fund pays the Adviser (defined below) a unitary management fee. The Adviser, in turn, bears all of the Fund’s expenses, except for the management fee, payments under the Fund’s 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expense and other extraordinary expenses (including litigation to which Cambria ETF Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto).
[2]	Based on estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	One Year:	Three Years:
Cambria Superinvestors ETF | Cambria Superinvestors ETF | USD ($)	60	189

Portfolio Turnover

The Fund may pay transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund had not yet commenced operations as of the date of this Prospectus, it does not have a portfolio turnover rate to provide.

Principal Investment Strategies

The Fund is actively managed and seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its total assets in U.S.-listed equity securities that are favored by prominent “Superinvestors,” including the common stock of U.S. companies and American Depositary Receipts (“ADRs”). To be considered a Superinvestor, an institutional investor must have a publicly available track record of at least ten years. In addition, as determined by the Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Adviser”), Superinvestors must exhibit style purity (i.e., a consistent investment approach and trading style) with respect to their long-term investments in equity securities. In selecting Superinvestors for the Fund, Cambria evaluates various qualitative and quantitative metrics demonstrated by institutional investors, including, but not limited to, portfolio turnover and the absolute and risk-adjusted performance of an institutional investor’s equity portfolios.

Cambria then selects a group of stocks that are favored by the Superinvestors, as demonstrated by public disclosure, such as filings made on Form 13F, of the portfolio holdings widely held by these institutional investors. Widely held securities refer to securities held in large quantities by multiple Superinvestors as well as securities held in smaller quantities but with greater consistency across the holdings of a larger number of Superinvestors. Institutional investors, including Superinvestors, file Form 13F with the SEC on a quarterly basis to report their portfolio holdings as of the end of each calendar quarter, but institutional investors may file Form 13F up to 45 days after quarter end.

Utilizing a proprietary quantitative model and fundamental analysis, Cambria selects stocks that are widely held by a select list of Superinvestors. To be eligible for inclusion in the Fund, equity securities must pass various market capitalization, sector concentration, and liquidity requirements. For example, while Cambria may invest in companies of any market capitalization, such companies must have a minimum market capitalization of $200 million.

The Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions. Cambria expects to adjust the Fund’s holdings to meet target allocations at least annually.

Principal Risks
Performance

The Fund has not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance will be available at www.cambriafunds.com.